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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check Here if Amendment / /; Amendment Number: ________________
This Amendment (Check only one.): / / is a restatement.
                               /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

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
Name:     Greenville Capital Management, Inc.
Address:  PO Box 220
          Rockland, DE 19732
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Form 13F File Number:  28-3476

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

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
Name:         Elizabeth B. Kirker
Title:        Operations Manager
Phone:        302-429-9799
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Signature, Place, and Date of Signing:

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
    /s/ Elizabeth Kirker               Rockland, DE                     4/20/2000
----------------------------   ----------------------------   ----------------------------
         [Signature]                   [City, State]                     [Date]
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Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

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
Form 13F File Number       Name

28-                        ------------------------------------------------------------
[Repeat as necessary.]
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: N/A

Form 13F Information Table Entry Total: 70

Form 13F Information Table Value Total: $392,964,218
                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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
No.         Form 13F File Number            Name
            28-
[Repeat as necessary.]

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                         GREENVILLE CAPITAL MANAGEMENT
                                   13F REPORT
                         QUARTER ENDING MARCH 31, 2000

COMMON STOCK                            CLASS        CUSIP          VALUE       QUANTITY     DISCRETION
------------                           --------   ------------   -----------   -----------   -----------
4 Front Technologies, Inc               Common      351042106      5,752,522       277,230        X
ATMI.................................   Common      00207R101     11,417,025       239,100        X
Aeroflex.............................   Common      007768104      6,847,087       138,325        X
American Software A..................   Common       29683109      6,666,450       476,175        X
American XTAL Technology.............   Common       30514103      1,390,506        42,950        X
Artesyn Technologies, Inc............   Common      043127109      5,393,135       284,786        X
Artisan Components, Inc..............   Common       42923102      3,510,912       178,900        X
Atmel Inc............................   Common       49513104     11,329,364       219,455        X
C.R. Bard Inc........................   Common      067383109      7,664,961       198,125        X
Blue Rhino...........................   Common      095811105      3,938,695       323,175        X
Brooktrout, Inc......................   Common      114580103      5,700,675       196,575        X
Buffets, Inc.........................   Common      119882108      1,232,314       136,450        X
Carey International..................   Common      141750109      2,128,400       125,200        X
Central Garden & Pet.................   Common      153527106         73,075         7,400        X
Commscope, Inc.......................   Common      203372107     10,920,455       239,025        X
Comstock Resouces....................   Common      205768203         76,175        13,850        X
Convergys Corp.......................   Common      212485106     12,490,646       322,860        X
Correctional Services, Corp..........   Common      219921103         51,775        10,900        X
Cost Plus, Inc.......................   Common      221485105      4,713,648       139,405        X
Cunningham Graphics..................   Common      231157108      1,348,697        54,700        X
DII Group............................   Common      232949107     14,947,767       132,208        X
Dave and Busters, Inc................   Common      23833N104         60,000         6,000        X
ESS Technology, Inc..................   Common      269151106      5,584,250       319,100        X
Elantec Semiconductor, Inc...........   Common      284155108     14,743,764       200,425        X
Electroscientific Industries.........   Common      285229100      5,765,200        99,400        X
Encore Wire..........................   Common      292562105         62,531         8,700        X
Epitope, Inc.........................   Common      294261102      4,803,516       512,375        X
FMC Corp New.........................   Common      302491303          5,650           100        X
Flooring America (formerly Maxim)....   Common      339756108         14,769         3,475        X
Impath...............................   Common      45255G101      3,978,187       108,250        X
Jabil Circuit........................   Common      466313103      7,233,562       167,250        X
Jack in the Box, Inc.................   Common      463367109      7,949,285       372,987        X
Jakks Pacific, Inc...................   Common      47012E106      6,292,477       291,825        X
Keane, Inc...........................   Common      486665102      4,427,587       175,350        X
Kenneth Cole Productions.............   Common      193294105      7,046,474       179,528        X
Lattice Semiconductor................   Common      518415104      8,100,502       119,675        X
McNaughton Apparel Group.............   Common      582524104      2,887,087       349,950        X
Metron Technology, Inc...............   Common      N5665B105      3,797,850       180,850        X
Mettler Toledo International Inc.....   Common      592688105      8,100,672       197,879        X
Mobile Mini..........................   Common      60740F105      7,125,787       365,425        X
National Computer Systems, Inc.......   Common      635519101      8,804,567       173,489        X
Nova Corporation.....................   Common      669784100      8,768,081       301,050        X
Outback Steakhouse, Inc..............   Common      689899102      2,389,458        74,525        X
Parlex, Inc..........................   Common      701630105      3,939,837       129,175        X
Paul Harris Stores...................   Common      703555201      3,939,837         5,350        X
Pericom Semiconductor................   Common      713831105      5,750,148       161,125        X
Personnel Group of Amer..............   Common      715338109         45,325         7,400        X
Playtex Products, Inc................   Common      72813P100      8,179,600       629,200        X

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
COMMON STOCK                            CLASS        CUSIP          VALUE       QUANTITY     DISCRETION
------------                           --------   ------------   -----------   -----------   -----------
Point of Sale, Ltd...................   Common      M7945W108      6,064,296       288,776        X
Progress Software....................   Common      743312100      8,793,164       375,175        X
Prosoft Training.com.................   Common      7434T1101      5,646,266       250,250        X
QRS Corp.............................   Common      74726X105      7,639,756       101,525        X
RemedyTemp Inc.......................   Common      759549108      3,433,187        81,500        X
Rent-Way.............................   Common      76009U104      3,103,932       159,176        X
Robotic Vision Systems, Inc..........   Common      76121R104      8,151,600       509,475        X
SPX Corp.............................   Common      784635104      8,126,592        71,325        X
Silicon Storage Technology...........   Common      827057100      9,553,884       129,325        X
Smith-Gardner & Assoc................   Common      832059109      3,865,162       219,300        X
Source Information Management........   Common      836151209      6,555,062       374,575        X
Spinnaker Exploration Co.............   Common      84855W109      7,840,787       344,650        X
T/R Systems Inc......................   Common      87263U102      4,455,006       200,225        X
Taco Cabana..........................   Common      873425102      1,649,610       277,829        X
Titan Corp...........................   Common      886266103     12,565,482       246,382        X
Transaction System Architects........   Common      893416107      6,690,337       231,700        X
Transwitch Corp......................   Common      894065101     19,900,182       207,024        X
U.S. Oncology, Inc...................   Common      90338W103         80,500        17,900        X
USINTERNETWORKING....................   Common      917311805          5,812           150        X
Ultimate Software Group..............   Common      90385D107      2,865,789       316,225        X
United Road Services.................   Common      911384105          5,950         3,400        X
Veterinary Centers of America........   Common      925514101         56,031         4,075        X
Westpoint Stevens, Inc...............   Common      961238102      2,769,725       145,775        X
Windmere-Durable Holdings, Inc.......   Common      973411101      5,755,819       390,225        X
                                   70                            392,964,218
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